WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”) (Tables)	12 Months Ended
Dec. 31, 2025
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Schedule of the Company’s outstanding warrants and the changes during the period

The following table summarizes the Company’s outstanding warrants and the changes during the year ended December 31, 2025.

	Warrants	Weighted Average Exercise Price
Balance as at January 1, 2024	196,380	$ 12.00

Expired unexercised	(196,380)	-

Balance as at December 31, 2024 and December 31, 2025	-	-

Schedule of stock option activity

The following table summarizes the stock option activity for the year:

	Number of Stock options	Weighted average exercise price
Balance as at January 1, 2024	39,500	$5.20

Granted	235,000	$2.20
Exercised	(45,000)	$1.00
Expired, unexercised	(48,000)	$3.50

Balance as at December 31, 2024	181,500	$2.80

Granted	593,000	$3.52
Expired, unexercised	(11,500)	$5.00

Balance as at December 31, 2025	763,000	$3.32

Schedule of stock options outstanding and exercisable

Stock options outstanding and exercisable are as follows:

Expiry Date	Exercise Price	Number of Stock options outstanding	Average remaining contractual life (years)	Number of stock options exercisable

January 9, 2029	$1.00	55,000	3.03	55,000
November 1, 2029	$3.40	115,000	3.84	38,333
February 26, 2030	$3.55	275,000	4.16	-
April 21, 2030	$4.10	60,000	4.30	-
May 8, 2030	$3.00	24,000	4.35	-
July 3, 2030	$3.37	200,000	4.50	-
August 20, 2030	$3.57	34,000	4.64	-

December 31, 2025		763,000	4.16	93,333

Schedule of valuation assumptions stock options outstanding and exercisable
Years ended December 31,	2025	2024
Expected life (years)	5.0	5.0
Risk-free interest rate (%)	2.6 – 3.0	3.0 – 3.6
Expected volatility (%)	194 - 215	115 - 216
Expected dividend yield (%)	-	-
Expected forfeitures (%)	-	-

Schedule of RSU activity

The following table summarizes the RSU activity for the period:

	Number of RSUs	Weighted Average Value at Date of Grant
Balance as at January 1, 2024	-	$-
Granted	37,500	3.40
Balance as at December 31, 2024	37,500	$3.40
Granted	410,415	4.04
Balance as at December 31, 2025	447,915	$3.99

Schedule of DSU activity

The following table summarizes the DSU activity for the period:

	Number of DSUs	Weighted Average Value at Date of Grant
Balance as at January 1, 2024	-	$-
Granted	140,000	3.40
Balance as at December 31, 2024	140,000	$3.40
Granted	84,506	3.55
Settled	(50,000)	3.50
Balance as at December 31, 2025	174,506	$3.46